- Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Goodwill And Intangible Assets [Line Items]
Balance at January 1	$ 456,380		$ 456,380
Goodwill acquired during the year	0		0
Balance at December 31	456,380		456,380		$ 456,380
Balance at January 1	160,234
Amortization of intangible assets	(35,473)		(24,646)		(25,919)
Balance at December 31	128,899		160,234
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	150,679		99,742
Finite-lived Intangible Assets Acquired	4,138	[1]	75,583	[2]
Amortization of intangible assets	(35,473)		(24,646)
Balance at December 31	119,344		150,679		99,742
Indefinite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	9,555		7,350
Indefinite-lived Intangible Assets Acquired	0		2,205	[2]
Balance at December 31	9,555		9,555		7,350
Total intangible assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	160,234		107,092
Finite and Indefinite Lived Intangible Assets Acquired	4,138	[1]	77,788	[2]
Amortization of intangible assets	(35,473)		(24,646)
Balance at December 31	$ 128,899		$ 160,234		$ 107,092

[1]	In June 2018, the Company completed the acquisition for 100% of the assets in Claim Analytics Inc., a Canadian based provider of predictive analytics solutions for the insurance industry. In relation to this acquisition, the Company recorded intangible assets related to customer relationships of $4 million.
[2]	April 2017, the Company completed the acquisition of Aurigen. The Company recorded intangible assets related to the life value of business acquired (life VOBA) of $76 million and insurance licenses of $2 million. A bargain purchase gain of less than $1 million was included in Other income in the Consolidated Statement of Operations for the year ended December 31, 2017 representing the excess of fair value of the net assets acquired over the purchase price.